Label	Element	Value
BNY Mellon Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

May 24, 2021

BNY MELLON ETF TRUST
BNY Mellon Emerging Markets Equity ETF

Supplement to Current Summary Prospectus, Prospectus
and Statement of Additional Information

Effective as of March 1, 2021, BNY Mellon ETF Investment Adviser, LLC, the fund’s investment adviser, has contractually agreed to limit the fund’s total annual operating expenses, excluding certain expenses as described below, to 0.11% of the fund’s average daily net assets. This contractual expense limitation agreement will remain in effect until at least March 1, 2022. Accordingly, the Fees and Expenses table and the Example with respect to the fund in the Prospectus and Summary Prospectus are replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Emerging Markets Equity ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the contractual expense limitation agreement, effective as of March 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example reflects the fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.11%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1],[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2],[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.11%	[1],[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 11
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	51
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	94
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	223
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	11
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	51
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	94
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 223

[1]	The expense information in the table has been restated to reflect the contractual expense limitation agreement, effective as of March 1, 2021.
[2]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.
[3]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the fund so that the total annual operating expenses of the fund (excluding payments under the fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business) do not exceed 0.11% of the fund’s average daily net assets. This agreement is in effect until March 1, 2022, and it may be terminated before that date only by the board of trustees of BNY Mellon ETF Trust.